Organization and Principal Activities	12 Months Ended
Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Principal Activities

1. Organization and principal activities

China Rapid Finance Limited (the “Company”), formerly known as China Risk Finance LLC, was formed in Delaware, United States of America (the “USA”) on July 12, 2004. The Company, through its subsidiaries (collectively, the “Group”) is principally engaged in providing a consumer lending marketplace for lenders (“marketplace investors”) and borrowers in the People’s Republic of China (the “PRC” or “China”) with predictive selection technology “PST”, automated decisioning technology “ADT”, non-credit data analytic and risk-based pricing capabilities, to serve marketplace investors and borrowers both online and through a physical network of over one hundred data verification centres. The Group also engages in the micro-credit lending business through one of its subsidiaries.

In 2015, the Company undertook a series of reorganization transactions to redomicile its business from the USA to the Cayman Islands (the “Reorganization”). The main purpose of the Reorganization is to establish a Cayman Islands holding company in preparation for its initial public offering.

On August 18, 2015 China Risk Finance LLC was converted from a Delaware limited liability company to a Cayman Islands exempted company by way of continuation, and in conjunction therewith, its name was changed to China Rapid Finance Limited. In connection with the Reorganization, all of China Risk Finance LLC’s ordinary shares were exchanged for ordinary shares of China Rapid Finance Limited with equivalent rights. The Series A, Series B and Series C preferred shares of China Risk Finance LLC were cancelled in exchange for an equivalent number of Series A, Series B and Series C preferred shares of China Rapid Finance Limited with equivalent rights and preferences before and after the Reorganization.

Upon the completion of the Reorganization, the Company’s shares and per share information including the basic and diluted earnings (loss) per share have been presented retrospectively as of the beginning of the earliest period presented in the consolidated financial statements.

As of December 31, 2017, the Company’s principal subsidiaries are as follows:

Name	Percentage of ownership		Date of incorporation	Place of incorporation
China Risk Finance LL (China) Co., Ltd. (“CRF China”)	100%		July 15, 2005	Shanghai, the PRC
CRF Wealth Management Co., Ltd. (“Wealth management”)	100%		February 5, 2013	Shenzhen, the PRC
Shanghai Shouhang Business Management Co., Ltd. (“Shanghai Shouhang”)	100%		July 11, 2002	Shanghai, the PRC
Capital Financial Co., Ltd. (“Beijing Shouhang”)	100%		August 4, 2005	Beijing, the PRC
Haidong CRF Micro-credit Co., Ltd. (“Haidong CRF Micro- credit”)	100%	(1)	May 8, 2012	Qinghai, the PRC

(1)	CRF China holds 30% shares of Haidong CRF Micro-credit and 70% shares indirectly through nominee shareholders.

Initial public offering

The Company completed its initial public offering (“IPO”) on April 28, 2017 on New York Stock Exchange (“NYSE”) and the underwriters subsequently exercised their over-allotment option on May 11, 2017. The Company issued and sold a total of 11,500,000 American Depositary Shares (“ADSs”) pursuant to these transactions. Each ADS represents one common share. The net proceeds received by the Company, after deducting commissions and offering expenses, amounted to approximately US$ 63,020 thousand. Upon the completion of the IPO, all of the Company’s outstanding preferred shares were converted into common shares immediately as of the same date.